Expense Example {- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-11 - Fidelity Advisor® International Capital Appreciation Fund
Dec. 30, 2021 USD ($)
Fidelity Advisor International Capital Appreciation Fund-Class A
Expense Example:
1 year	$ 693
3 years	943
5 years	1,212
10 years	1,978
Fidelity Advisor International Capital Appreciation Fund-Class M
Expense Example:
1 year	496
3 years	805
5 years	1,135
10 years	2,067
Fidelity Advisor International Capital Appreciation Fund-Class C
Expense Example:
1 year	301
3 years	621
5 years	1,068
10 years	2,113
Fidelity Advisor International Capital Appreciation Fund - Class I
Expense Example:
1 year	99
3 years	309
5 years	536
10 years	1,190
Fidelity Advisor International Capital Appreciation Fund-Class Z
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049